John Hancock
Short Duration Credit Opportunities Fund
Quarterly portfolio holdings 10/31/2021

Fund’s investments
As of 10-31-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.3%					$1,655,834
(Cost $1,651,955)
U.S. Government Agency 1.3%					1,655,834
Federal National Mortgage Association 30 Yr Pass Thru (A)	2.500	TBA		1,500,000	1,540,664
Government National Mortgage Association
30 Yr Pass Thru	4.500	01-15-40		67,033	74,567

30 Yr Pass Thru	6.000	08-15-35		35,289	40,603
Foreign government obligations 12.4%					$15,614,794
(Cost $17,025,179)
Angola 0.3%					341,541
Republic of Angola
Bond (6 month LIBOR + 7.500%) (B)	7.760	07-01-23		344,923	341,541
Argentina 0.3%					337,270
Republic of Argentina
Bond (0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter)	0.500	07-09-30		106,423	36,301
Bond (1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.125	07-09-35		672,000	207,319
Bond (2.000% to 7-9-22, then 3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter)	2.000	01-09-38		256,295	93,650
Armenia 0.0%					49,501
Republic of Armenia
Bond (C)	3.600	02-02-31		53,000	49,501
Bahamas 0.0%					42,680
Commonwealth of Bahamas
Bond (C)	8.950	10-15-32		44,000	42,680
Bahrain 0.2%					307,912
Kingdom of Bahrain
Bond	6.000	09-19-44		207,000	191,222
Bond (C)	6.750	09-20-29		41,000	44,228
Bond (C)	7.000	01-26-26		14,000	15,499
Bond (C)	7.000	10-12-28		52,000	56,963
Belarus 0.2%					234,780
Republic of Belarus
Bond (C)	6.378	02-24-31		159,000	137,710
Bond (C)	7.625	06-29-27		100,000	97,070
Benin 0.1%					107,138
Republic of Benin
Bond (C)	4.875	01-19-32	EUR	95,000	107,138
Brazil 0.5%					686,966
Brazil Minas SPE
Bond (C)	5.333	02-15-28		83,300	87,903
Federative Republic of Brazil
Bill (D)	8.747	01-01-22	BRL	1,110,000	193,856
Bill (D)	10.976	07-01-22	BRL	600,000	99,095
Bond	3.875	06-12-30		62,000	58,174
Bond	4.500	05-30-29		32,000	31,988
Bond	4.625	01-13-28		30,000	30,779
Bond	5.625	02-21-47		21,000	20,213
Note	10.000	01-01-29	BRL	620,000	103,045
Note	10.000	01-01-31	BRL	380,000	61,913
2	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Chile 0.3%					$427,175
Republic of Chile
Bond	2.450	01-31-31		49,000	48,236
Bond	2.550	01-27-32		149,000	146,999
Bond	2.550	07-27-33		67,000	64,676
Bond	3.100	01-22-61		18,000	16,591
Bond	3.250	09-21-71		46,000	42,441
Bond	3.625	10-30-42		15,000	15,837
Bond	4.500	03-01-26	CLP	25,000,000	29,561
Bond (C)	4.700	09-01-30	CLP	35,000,000	39,530
Bond (C)	5.000	10-01-28	CLP	20,000,000	23,304
China 0.1%					60,243
People’s Republic of China
Bond	3.190	04-11-24	CNY	380,000	60,243
Colombia 0.9%					1,095,948
Republic of Colombia
Bond	3.000	01-30-30		51,000	48,085
Bond	3.125	04-15-31		109,000	102,082
Bond	3.250	04-22-32		35,000	32,665
Bond	3.875	04-25-27		145,000	150,223
Bond	3.875	02-15-61		74,000	60,448
Bond	5.000	06-15-45		223,000	219,606
Bond	5.200	05-15-49		40,000	40,252
Bond	7.375	09-18-37		18,000	22,267
Bond	9.750	07-26-28	COP	427,000,000	117,796
Bond	9.850	06-28-27	COP	994,000,000	302,524
Costa Rica 0.1%					130,279
Republic of Costa Rica
Bond (C)	5.625	04-30-43		36,000	32,094
Bond	6.125	02-19-31		24,000	24,564
Bond	7.158	03-12-45		73,000	73,621
Czech Republic 0.1%					182,279
Czech Republic
Bond	0.250	02-10-27	CZK	290,000	11,429
Bond	1.000	06-26-26	CZK	980,000	40,625
Bond	2.400	09-17-25	CZK	550,000	24,394
Bond	4.200	12-04-36	CZK	1,980,000	105,831
Dominican Republic 0.4%					441,586
Government of Dominican Republic
Bond (C)	4.500	01-30-30		19,000	19,238
Bond	4.875	09-23-32		26,000	26,390
Bond (C)	5.875	01-30-60		53,000	51,940
Bond	5.950	01-25-27		73,000	81,396
Bond	6.500	02-15-48		132,000	141,241
Bond (C)	7.450	04-30-44		102,000	121,381
Ecuador 0.2%					232,418
Republic of Ecuador
Bond (0.500% to 7-31-22, then 1.500% to 7-31-23, then 2.500% to 7-31-24, then 5.000% to 7-31-26, then 5.500% to 7-31-27, then 6.000% to 7-31-28, then 6.500% to 7-31-29, then 6.900% thereafter) (C)	0.500	07-31-40		75,000	44,813
Bond (1.000% to 7-31-22, then 2.500% to 7-31-23, then 3.500% to 7-31-24, then 5.500% to 7-31-25, then 6.900% thereafter) (C)	1.000	07-31-35		200,569	132,127
Bond (C)(D)	7.330	07-31-30		103,938	55,478
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Egypt 0.5%					$625,603
Arab Republic of Egypt
Bond (C)	7.625	05-29-32		258,000	249,447
Bond	7.903	02-21-48		200,000	176,080
Bond (C)	8.875	05-29-50		134,000	126,211
Bond	13.765	01-05-24	EGP	1,177,000	73,865
El Salvador 0.1%					116,671
Republic of El Salvador
Bond (C)	5.875	01-30-25		7,000	5,565
Bond (C)	6.375	01-18-27		7,000	5,373
Bond	6.375	01-18-27		50,000	38,375
Bond (C)	7.625	02-01-41		63,000	46,148
Bond (C)	7.650	06-15-35		7,000	5,250
Bond	8.625	02-28-29		20,000	15,960
Ethiopia 0.0%					20,287
Federal Democratic Republic of Ethiopia
Bond (C)	6.625	12-11-24		25,000	20,287
Georgia 0.0%					40,154
Republic of Georgia
Bond (C)	2.750	04-22-26		40,000	40,154
Ghana 0.3%					345,553
Republic of Ghana
Bond	7.625	05-16-29		391,000	345,553
Guatemala 0.1%					141,675
Republic of Guatemala
Bond (C)	3.700	10-07-33		29,000	28,826
Bond (C)	4.650	10-07-41		29,000	29,566
Bond	6.125	06-01-50		71,000	83,283
Honduras 0.0%					51,740
Republic of Honduras
Bond (C)	5.625	06-24-30		52,000	51,740
Hungary 0.1%					131,691
Republic of Hungary
Bond (C)	2.125	09-22-31		135,000	131,691
Indonesia 0.4%					550,750
Republic of Indonesia
Bond	5.625	05-15-23	IDR	273,000,000	19,770
Bond	7.500	05-15-38	IDR	3,975,000,000	293,422
Bond	8.375	09-15-26	IDR	2,005,000,000	160,174
Bond	8.375	03-15-34	IDR	60,000,000	4,786
Bond	9.000	03-15-29	IDR	880,000,000	72,598
Iraq 0.1%					148,985
Republic of Iraq
Bond (C)	6.752	03-09-23		146,000	148,985
Ivory Coast 0.1%					118,685
Republic of Ivory Coast
Bond	5.250	03-22-30	EUR	100,000	118,685
Jordan 0.1%					109,350
The Hashemite Kingdom of Jordan
Bond (C)	5.850	07-07-30		106,000	109,350
Kenya 0.1%					80,377
Republic of Kenya
4	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Kenya (continued)
Bond (C)	8.000	05-22-32		74,000	$80,377
Lebanon 0.1%					94,326
Republic of Lebanon
Bond (E)	6.000	01-27-23		313,000	47,013
Bond (E)	8.250	04-12-21		315,000	47,313
Malaysia 0.2%					280,616
Government of Malaysia
Bond	2.632	04-15-31	MYR	150,000	33,407
Bond	3.733	06-15-28	MYR	130,000	31,893
Bond	3.900	11-30-26	MYR	250,000	62,248
Bond	3.906	07-15-26	MYR	430,000	107,031
Bond	4.498	04-15-30	MYR	180,000	46,037
Mexico 0.8%					979,517
Government of Mexico
Bond	2.659	05-24-31		129,000	124,498
Bond	3.750	04-19-71		242,000	217,004
Bond	4.600	02-10-48		23,000	24,427
Bond	7.750	11-13-42	MXN	2,080,000	99,126
Bond	8.000	09-05-24	MXN	6,490,000	322,297
Bond	10.000	11-20-36	MXN	3,280,000	192,165
Nigeria 0.4%					528,160
Africa Finance Corp.
Bond (C)	2.875	04-28-28		145,000	144,011
Federal Republic of Nigeria
Bond (C)	6.500	11-28-27		32,000	32,718
Bond (C)	7.143	02-23-30		206,000	208,115
Bond (C)	7.375	09-28-33		16,000	15,840
Bond (C)	7.875	02-16-32		48,000	48,868
Bond (C)	8.250	09-28-51		80,000	78,608
Oman 0.3%					349,069
Sultanate of Oman
Bond (C)	6.000	08-01-29		58,000	62,145
Bond (C)	6.250	01-25-31		108,000	116,775
Bond (C)	6.750	01-17-48		21,000	21,209
Bond (C)	7.000	01-25-51		143,000	148,940
Pakistan 0.2%					192,960
Republic of Pakistan
Bond (C)	6.000	04-08-26		192,000	192,960
Panama 0.3%					405,369
Republic of Panama
Bond	2.252	09-29-32		210,000	197,795
Bond	4.500	04-16-50		40,000	44,094
Bond	4.500	04-01-56		149,000	163,480
Peru 0.1%					118,979
Republic of Peru
Bond	1.862	12-01-32		11,000	9,989
Bond	2.783	01-23-31		19,000	18,896
Bond	2.844	06-20-30		13,000	13,162
Bond	5.350	08-12-40	PEN	150,000	31,749
Bond	5.400	08-12-34	PEN	120,000	27,422
Bond	6.150	08-12-32	PEN	70,000	17,761
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Philippines 0.2%					$197,122
Republic of the Philippines
Bond	5.000	01-13-37		160,000	197,122
Poland 0.1%					141,867
Republic of Poland
Bond	2.500	01-25-23	PLN	460,000	116,388
Bond	2.750	04-25-28	PLN	100,000	25,479
Qatar 0.3%					344,174
State of Qatar
Bond (C)	3.750	04-16-30		29,000	32,335
Bond (C)	4.400	04-16-50		85,000	103,597
Bond (C)	5.103	04-23-48		68,000	90,195
Bond (C)	6.400	01-20-40		81,000	118,047
Romania 0.3%					412,852
Republic of Romania
Bond (C)	3.375	01-28-50	EUR	103,000	115,791
Bond (C)	3.624	05-26-30	EUR	51,000	64,943
Bond	3.650	09-24-31	RON	200,000	41,818
Bond	5.000	02-12-29	RON	810,000	190,300
Russia 0.7%					931,708
Government of Russia
Bond	4.375	03-21-29		200,000	225,602
Bond	5.250	06-23-47		200,000	254,370
Bond	7.000	08-16-23	RUB	640,000	8,855
Bond	7.050	01-19-28	RUB	7,550,000	100,853
Bond	7.400	12-07-22	RUB	8,690,000	121,713
Bond	7.600	07-20-22	RUB	990,000	13,943
Bond	7.700	03-23-33	RUB	10,100,000	138,985
Bond	7.700	03-16-39	RUB	4,900,000	67,387
Saudi Arabia 0.5%					634,775
Kingdom of Saudi Arabia
Bond (C)	2.250	02-02-33		286,000	275,940
Bond (C)	3.250	10-22-30		31,000	32,985
Bond (C)	4.375	04-16-29		43,000	49,164
Bond (C)	4.500	10-26-46		133,000	153,283
Bond (C)	4.625	10-04-47		29,000	34,075
Bond (C)	5.250	01-16-50		69,000	89,328
South Africa 0.5%					615,114
Republic of South Africa
Bond	4.850	09-27-27		15,000	15,771
Bond	4.850	09-30-29		15,000	15,375
Bond	5.000	10-12-46		55,000	48,813
Bond	6.250	03-31-36	ZAR	390,000	17,512
Bond	6.300	06-22-48		78,000	80,048
Bond	6.500	02-28-41	ZAR	890,000	37,850
Bond	8.500	01-31-37	ZAR	5,760,000	313,622
Bond	10.500	12-21-26	ZAR	1,200,000	86,123
Sri Lanka 0.1%					179,564
Republic of Sri Lanka
Bond (C)	6.750	04-18-28		107,000	66,736
Bond	7.550	03-28-30		181,000	112,828
Thailand 0.1%					173,246
Kingdom of Thailand
6	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Thailand (continued)
Bond	1.585	12-17-35	THB	1,300,000	$35,096
Bond	2.000	12-17-31	THB	170,000	5,122
Bond	2.875	12-17-28	THB	360,000	11,772
Bond	3.775	06-25-32	THB	3,460,000	121,256
Trinidad and Tobago 0.1%					74,701
Republic of Trinidad and Tobago
Bond	4.500	08-04-26		72,000	74,701
Tunisia 0.1%					154,182
Banque Centrale de Tunisie
Bond (C)	5.750	01-30-25		78,000	62,293
Bond	6.375	07-15-26	EUR	100,000	91,889
Turkey 0.6%					703,171
Republic of Turkey
Bond	4.750	01-26-26		141,000	134,979
Bond	5.750	03-22-24		150,000	152,535
Bond	5.750	05-11-47		158,000	129,955
Bond	6.250	09-26-22		87,000	89,436
Bond	6.500	09-20-33		81,000	76,950
Bond	9.000	07-24-24	TRY	50,000	4,197
Bond	10.500	08-11-27	TRY	780,000	57,117
Bond	11.000	03-02-22	TRY	568,000	58,002
Ukraine 0.2%					186,833
Republic of Ukraine
Bond (C)	7.750	09-01-25		79,000	85,230
Bond (C)	8.994	02-01-24		93,000	101,603
United Arab Emirates 0.2%					255,602
Abu Dhabi Government
Bond	2.000	10-19-31		132,000	129,611
Bond (C)	4.125	10-11-47		22,000	25,934
Finance Department Government of Sharjah
Bond (C)	4.000	07-28-50		111,000	100,057
Uruguay 0.1%					154,009
Republic of Uruguay
Bond	4.975	04-20-55		101,000	129,234
Bond	9.875	06-20-22	UYU	1,080,000	24,775
Uzbekistan 0.1%					65,325
Republic of Uzbekistan
Bond (C)	3.900	10-19-31		67,000	65,325
Venezuela 0.1%					132,316
Republic of Venezuela
Bond (E)	7.750	10-13-19		1,374,000	132,316
Zambia 0.1%					150,000
Republic of Zambia
Bond	5.375	09-20-22		200,000	150,000
Corporate bonds 36.4%					$46,009,186
(Cost $44,877,458)
Communication services 3.5%					4,356,495
Diversified telecommunication services 1.3%
AT&T, Inc.	2.250	02-01-32		700,000	673,624
AT&T, Inc.	3.650	09-15-59		175,000	177,521
Consolidated Communications, Inc. (C)	6.500	10-01-28		138,000	146,955
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Frontier Communications Holdings LLC (C)	6.000	01-15-30	17,000	$17,080
Intelsat Jackson Holdings SA (E)	5.500	08-01-23	112,000	56,280
Network i2i, Ltd. (5.650% to 1-15-25, then 5 Year CMT + 4.277%) (C)(F)	5.650	01-15-25	38,000	40,185
Verizon Communications, Inc.	2.987	10-30-56	500,000	474,729
Entertainment 0.4%
Electronic Arts, Inc.	2.950	02-15-51	450,000	438,989
Netflix, Inc.	4.875	04-15-28	86,000	98,523
Media 1.5%
Altice France Holding SA (C)	6.000	02-15-28	55,000	52,250
Altice France SA (C)	5.125	07-15-29	109,000	106,158
CCO Holdings LLC (C)	4.500	08-15-30	78,000	79,395
Charter Communications Operating LLC	6.484	10-23-45	325,000	448,329
Comcast Corp.	3.969	11-01-47	375,000	431,791
CSC Holdings LLC (C)	5.000	11-15-31	56,000	51,996
CSC Holdings LLC (C)	7.500	04-01-28	261,000	277,639
DISH DBS Corp.	5.125	06-01-29	92,000	88,550
DISH DBS Corp.	7.375	07-01-28	64,000	67,280
DISH DBS Corp.	7.750	07-01-26	20,000	22,225
Gray Escrow II, Inc. (C)	5.375	11-15-31	50,000	50,500
Terrier Media Buyer, Inc. (C)	8.875	12-15-27	139,000	146,993
Wireless telecommunication services 0.3%
Digicel International Finance, Ltd. (C)	8.750	05-25-24	38,000	39,425
Digicel International Finance, Ltd. (C)	8.750	05-25-24	32,000	33,200
T-Mobile USA, Inc.	3.875	04-15-30	200,000	218,681
T-Mobile USA, Inc.	4.500	04-15-50	100,000	118,197
Consumer discretionary 3.2%				4,061,612
Auto components 0.1%
Iochpe-Maxion Austria GmbH (C)	5.000	05-07-28	42,000	40,922
LCM Investments Holdings II LLC (C)	4.875	05-01-29	27,000	27,724
Uzauto Motors AJ (C)	4.850	05-04-26	47,000	46,037
Automobiles 1.3%
Ford Motor Company	8.500	04-21-23	88,000	96,492
Ford Motor Credit Company LLC	4.125	08-17-27	46,000	48,818
Ford Motor Credit Company LLC	4.271	01-09-27	300,000	318,387
Ford Motor Credit Company LLC	5.113	05-03-29	239,000	265,589
General Motors Financial Company, Inc.	5.250	03-01-26	325,000	367,548
Hyundai Capital America (C)	1.000	09-17-24	300,000	297,055
Hyundai Capital America (C)	1.300	01-08-26	200,000	195,036
Diversified consumer services 0.1%
WW International, Inc. (C)	4.500	04-15-29	114,000	109,155
Hotels, restaurants and leisure 1.4%
Carnival Corp. (C)	6.000	05-01-29	28,000	27,983
Carnival Corp. (C)	7.625	03-01-26	112,000	118,002
Everi Holdings, Inc. (C)	5.000	07-15-29	14,000	14,333
Expedia Group, Inc.	3.250	02-15-30	425,000	436,943
Great Canadian Gaming Corp. (C)	4.875	11-01-26	38,000	38,475
Marriott International, Inc.	2.850	04-15-31	400,000	402,841
NCL Corp., Ltd. (C)	3.625	12-15-24	63,000	59,299
NCL Corp., Ltd. (C)	5.875	03-15-26	65,000	65,163
NCL Finance, Ltd. (C)	6.125	03-15-28	134,000	135,173
8	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc. (C)	3.875	01-15-28	94,000	$93,773
Penn National Gaming, Inc. (C)	4.125	07-01-29	53,000	51,675
Royal Caribbean Cruises, Ltd. (C)	5.500	04-01-28	32,000	32,560
Scientific Games International, Inc. (C)	7.250	11-15-29	39,000	44,073
Scientific Games International, Inc. (C)	8.250	03-15-26	128,000	135,680
Wynn Resorts Finance LLC (C)	5.125	10-01-29	117,000	117,293
Household durables 0.1%
Ashton Woods USA LLC (C)	4.625	04-01-30	9,000	8,843
KB Home	4.800	11-15-29	54,000	58,185
SWF Escrow Issuer Corp. (C)	6.500	10-01-29	53,000	50,597
Weekley Homes LLC (C)	4.875	09-15-28	74,000	76,590
Specialty retail 0.2%
Ambience Merger Sub, Inc. (C)	4.875	07-15-28	105,000	103,091
PetSmart, Inc. (C)	4.750	02-15-28	30,000	30,825
PetSmart, Inc. (C)	7.750	02-15-29	73,000	78,893
Sonic Automotive, Inc. (C)	4.625	11-15-29	17,000	17,049
The Michaels Companies, Inc. (C)	7.875	05-01-29	51,000	51,510
Consumer staples 2.1%				2,683,618
Beverages 0.6%
PepsiCo, Inc.	1.950	10-21-31	700,000	694,951
Triton Water Holdings, Inc. (C)	6.250	04-01-29	99,000	98,831
Food and staples retailing 0.7%
Albertsons Companies, Inc. (C)	4.875	02-15-30	79,000	84,676
Albertsons Companies, Inc. (C)	5.875	02-15-28	38,000	40,375
Walgreens Boots Alliance, Inc.	3.200	04-15-30	400,000	425,387
Walmart, Inc.	2.650	09-22-51	325,000	332,495
Food products 0.5%
Conagra Brands, Inc.	1.375	11-01-27	425,000	409,419
JBS USA LUX SA (C)	6.500	04-15-29	146,000	161,513
Lamb Weston Holdings, Inc. (C)	4.125	01-31-30	36,000	36,034
Minerva Luxembourg SA (C)	4.375	03-18-31	20,000	19,014
Household products 0.1%
Diamond BC BV (C)	4.625	10-01-29	9,000	9,063
Kronos Acquisition Holdings, Inc. (C)	5.000	12-31-26	31,000	30,690
Kronos Acquisition Holdings, Inc. (C)	7.000	12-31-27	132,000	127,652
Tobacco 0.2%
Altria Group, Inc.	2.450	02-04-32	225,000	213,518
Energy 7.0%				8,845,555
Energy equipment and services 0.2%
Archrock Partners LP (C)	6.250	04-01-28	95,000	98,325
ChampionX Corp.	6.375	05-01-26	26,000	27,203
Kallpa Generacion SA (C)	4.125	08-16-27	57,000	59,209
Precision Drilling Corp. (C)	6.875	01-15-29	64,000	66,080
Oil, gas and consumable fuels 6.8%
Abu Dhabi Crude Oil Pipeline LLC (C)	4.600	11-02-47	33,000	38,308
AI Candelaria Spain SLU (C)	7.500	12-15-28	86,000	92,558
Antero Midstream Partners LP (C)	5.750	03-01-27	61,000	62,983
Antero Midstream Partners LP (C)	5.750	01-15-28	82,000	85,793
Antero Resources Corp. (C)	5.375	03-01-30	17,000	17,995
Antero Resources Corp. (C)	7.625	02-01-29	87,000	96,353
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	88,000	$89,081
Boardwalk Pipelines LP	4.800	05-03-29	375,000	428,040
BP Capital Markets PLC (4.375% to 6-22-25, then 5 Year CMT + 4.036%) (F)	4.375	06-22-25	400,000	424,080
Cheniere Energy Partners LP (C)	3.250	01-31-32	9,000	8,921
Chesapeake Energy Corp. (C)	5.500	02-01-26	117,000	121,973
CNX Midstream Partners LP (C)	4.750	04-15-30	5,000	5,006
CNX Resources Corp. (C)	6.000	01-15-29	22,000	23,210
CNX Resources Corp. (C)	7.250	03-14-27	67,000	71,238
CrownRock LP (C)	5.000	05-01-29	12,000	12,360
DCP Midstream Operating LP	5.125	05-15-29	97,000	109,854
DT Midstream, Inc. (C)	4.375	06-15-31	88,000	89,158
Empresa Nacional del Petroleo	3.750	08-05-26	59,000	60,832
Enterprise Products Operating LLC (4.875% to 8-16-22, then 3 month LIBOR + 2.986%)	4.875	08-16-77	450,000	444,455
EQM Midstream Partners LP (C)	6.500	07-01-27	111,000	123,488
Genesis Energy LP	7.750	02-01-28	143,000	141,247
Genesis Energy LP	8.000	01-15-27	58,000	58,273
Geopark, Ltd. (C)	5.500	01-17-27	34,000	33,779
Hilcorp Energy I LP (C)	6.250	11-01-28	96,000	98,525
Holly Energy Partners LP (C)	5.000	02-01-28	85,000	85,213
KazMunayGas National Company JSC	5.375	04-24-30	243,000	284,652
KazMunayGas National Company JSC (C)	5.750	04-19-47	52,000	62,688
KazMunayGas National Company JSC (C)	6.375	10-24-48	23,000	29,556
Kinder Morgan Energy Partners LP	5.500	03-01-44	350,000	437,798
Leviathan Bond, Ltd. (C)	6.500	06-30-27	38,000	41,442
Leviathan Bond, Ltd. (C)	6.750	06-30-30	38,000	41,681
Murphy Oil Corp.	5.750	08-15-25	75,000	76,875
Murphy Oil Corp.	5.875	12-01-27	62,000	64,558
NAK Naftogaz Ukraine (C)	7.625	11-08-26	226,000	222,413
Northern Natural Gas Company (C)	3.400	10-16-51	425,000	444,881
Oasis Petroleum, Inc. (C)	6.375	06-01-26	22,000	23,265
Occidental Petroleum Corp.	6.600	03-15-46	31,000	39,665
Occidental Petroleum Corp.	7.500	05-01-31	27,000	35,152
Occidental Petroleum Corp.	7.875	09-15-31	41,000	54,838
Occidental Petroleum Corp.	8.875	07-15-30	173,000	234,415
Pertamina Persero PT (C)	3.650	07-30-29	122,000	129,306
Pertamina Persero PT (C)	5.625	05-20-43	153,000	182,923
Pertamina Persero PT	6.450	05-30-44	191,000	249,915
Petroamazonas EP (C)	4.625	12-06-21	11,200	11,102
Petroleos del Peru SA	5.625	06-19-47	284,000	288,260
Petroleos Mexicanos	6.350	02-12-48	99,000	84,398
Petroleos Mexicanos	6.625	06-15-35	13,000	12,589
Petroleos Mexicanos	7.690	01-23-50	203,000	193,865
Petroleos Mexicanos	9.500	09-15-27	97,000	113,376
Phillips 66	2.150	12-15-30	450,000	434,859
Poinsettia Finance, Ltd.	6.625	06-17-31	257,411	255,763
Qatar Petroleum (C)	2.250	07-12-31	105,000	103,425
SierraCol Energy Andina LLC (C)	6.000	06-15-28	50,000	49,046
Sinopec Group Overseas Development 2018, Ltd.	2.300	01-08-31	363,000	354,754
Sinopec Group Overseas Development 2018, Ltd.	2.700	05-13-30	29,000	29,478
SM Energy Company	5.625	06-01-25	42,000	42,105
SM Energy Company	6.500	07-15-28	85,000	89,250
10	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sunoco LP (C)	4.500	04-30-30		52,000	$52,459
The Oil and Gas Holding Company BSCC (C)	7.625	11-07-24		62,000	67,735
The Williams Companies, Inc.	2.600	03-15-31		425,000	425,844
Tullow Oil PLC (C)	7.000	03-01-25		94,000	82,250
Valero Energy Corp.	2.150	09-15-27		425,000	425,434
Financials 7.8%					9,875,403
Banks 5.6%
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%)	1.197	10-24-26		300,000	295,004
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29		100,000	98,882
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%)	2.496	02-13-31		450,000	451,872
Brazil Loan Trust 1 (C)	5.477	07-24-23		86,313	88,904
Citigroup, Inc.	4.400	06-10-25		450,000	491,506
Discover Bank	4.650	09-13-28		350,000	402,921
DNB Bank ASA (1.605% to 3-30-27, then 1 Year CMT + 0.680%) (C)	1.605	03-30-28		575,000	564,828
HSBC Holdings PLC (1.589% to 5-24-26, then SOFR + 1.290%)	1.589	05-24-27		200,000	196,550
HSBC Holdings PLC (1.645% to 4-18-25, then SOFR + 1.538%)	1.645	04-18-26		200,000	199,323
Intesa Sanpaolo SpA (C)	4.000	09-23-29		400,000	432,714
JPMorgan Chase & Co.	3.625	12-01-27		400,000	431,690
JPMorgan Chase Bank NA (C)	3.130	11-23-29	CNY	3,370,000	523,987
Mizuho Financial Group, Inc. (1.979% to 9-8-30, then SOFR + 1.532%)	1.979	09-08-31		350,000	335,202
Park River Holdings, Inc. (C)	5.625	02-01-29		112,000	104,440
Park River Holdings, Inc. (C)	6.750	08-01-29		54,000	52,920
Societe Generale SA (1.488% to 12-14-25, then 1 Year CMT + 1.100%) (C)	1.488	12-14-26		450,000	440,916
Standard Chartered PLC (3.265% to 11-18-30, then 5 Year CMT + 2.300%) (C)	3.265	02-18-36		200,000	197,674
Standard Chartered PLC (C)	5.700	03-26-44		350,000	456,020
Sumitomo Mitsui Financial Group, Inc.	2.142	09-23-30		450,000	432,607
U.S. Bancorp (2.491% to 11-3-31, then 5 Year CMT + 0.950%)	2.491	11-03-36		450,000	447,956
Wells Fargo & Company (2.572% to 2-11-30, then SOFR + 1.262%)	2.572	02-11-31		425,000	429,862
Capital markets 0.9%
Deutsche Bank AG (1.447% to 4-1-24, then SOFR + 1.131%)	1.447	04-01-25		425,000	425,071
Deutsche Bank AG (2.129% to 11-24-25, then SOFR + 1.870%)	2.129	11-24-26		50,000	50,242
Deutsche Bank AG (3.035% to 5-28-31, then SOFR + 1.718%)	3.035	05-28-32		200,000	202,117
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32		125,000	122,037
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36		300,000	291,478
Consumer finance 0.6%
OneMain Finance Corp.	3.500	01-15-27		74,000	72,335
OneMain Finance Corp.	6.625	01-15-28		30,000	33,675
Synchrony Financial	2.875	10-28-31		325,000	323,518
Synchrony Financial	3.700	08-04-26		375,000	402,485
Diversified financial services 0.0%
International Finance Corp.	7.500	02-03-23	KZT	5,300,000	12,106
Insurance 0.7%
Acrisure LLC (C)	4.250	02-15-29		38,000	36,670
Acrisure LLC (C)	7.000	11-15-25		126,000	127,260
Alliant Holdings Intermediate LLC (C)	4.250	10-15-27		38,000	37,979
Alliant Holdings Intermediate LLC (C)	5.875	11-01-29		43,000	43,211
Alliant Holdings Intermediate LLC (C)	6.750	10-15-27		170,000	175,525
Kemper Corp.	2.400	09-30-30		450,000	443,916
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Health care 2.0%				$2,583,092
Biotechnology 0.3%
AbbVie, Inc.	3.200	11-21-29	400,000	427,452
Health care equipment and supplies 0.1%
Mozart Debt Merger Sub, Inc. (C)	3.875	04-01-29	34,000	33,830
Mozart Debt Merger Sub, Inc. (C)	5.250	10-01-29	44,000	44,660
Health care providers and services 0.7%
AdaptHealth LLC (C)	4.625	08-01-29	109,000	107,774
CVS Health Corp.	4.780	03-25-38	100,000	122,350
Laboratory Corp. of America Holdings	1.550	06-01-26	350,000	347,664
Universal Health Services, Inc. (C)	1.650	09-01-26	250,000	246,147
US Acute Care Solutions LLC (C)	6.375	03-01-26	106,000	109,975
Life sciences tools and services 0.4%
Agilent Technologies, Inc.	2.100	06-04-30	450,000	444,093
Avantor Funding, Inc. (C)	3.875	11-01-29	50,000	49,984
Pharmaceuticals 0.5%
Bausch Health Companies, Inc. (C)	5.250	02-15-31	69,000	62,016
Bausch Health Companies, Inc. (C)	6.125	04-15-25	120,000	122,222
Bausch Health Companies, Inc. (C)	6.250	02-15-29	110,000	106,563
Bausch Health Companies, Inc. (C)	7.000	01-15-28	129,000	130,630
Catalent Pharma Solutions, Inc. (C)	3.500	04-01-30	17,000	16,873
Endo DAC (C)	9.500	07-31-27	85,000	84,363
Endo Luxembourg Finance Company I Sarl (C)	6.125	04-01-29	23,000	22,655
Organon & Company (C)	4.125	04-30-28	49,000	49,674
Organon & Company (C)	5.125	04-30-31	31,000	31,974
Par Pharmaceutical, Inc. (C)	7.500	04-01-27	22,000	22,193
Industrials 3.8%				4,749,191
Aerospace and defense 0.6%
General Dynamics Corp.	2.850	06-01-41	350,000	361,972
Raytheon Technologies Corp.	1.900	09-01-31	375,000	362,190
Air freight and logistics 0.5%
FedEx Corp.	4.400	01-15-47	375,000	447,896
Gol Finance SA (C)	7.000	01-31-25	145,000	130,610
Park-Ohio Industries, Inc.	6.625	04-15-27	66,000	62,040
Airlines 0.1%
Air Canada (C)	3.875	08-15-26	24,000	24,300
United Airlines, Inc. (C)	4.375	04-15-26	55,000	56,896
United Airlines, Inc. (C)	4.625	04-15-29	57,000	58,766
Building products 0.1%
LBM Acquisition LLC (C)	6.250	01-15-29	148,000	143,723
Commercial services and supplies 0.8%
Covanta Holding Corp.	5.000	09-01-30	86,000	85,570
GFL Environmental, Inc. (C)	4.000	08-01-28	55,000	53,625
GFL Environmental, Inc. (C)	4.375	08-15-29	54,000	53,483
Illuminate Buyer LLC (C)	9.000	07-01-28	136,000	146,880
Prime Security Services Borrower LLC (C)	6.250	01-15-28	173,000	177,325
The ADT Security Corp. (C)	4.125	08-01-29	123,000	121,232
Waste Management, Inc.	2.950	06-01-41	300,000	310,916
Construction and engineering 0.0%
ATP Tower Holdings LLC (C)	4.050	04-27-26	18,000	17,982
Machinery 0.7%
CNH Industrial Capital LLC	1.875	01-15-26	375,000	378,170
12	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
Flowserve Corp.	3.500	10-01-30	400,000	$418,694
Madison IAQ LLC (C)	4.125	06-30-28	50,000	49,741
Madison IAQ LLC (C)	5.875	06-30-29	72,000	71,460
Professional services 0.3%
Equifax, Inc.	2.350	09-15-31	350,000	343,306
Trading companies and distributors 0.4%
Air Lease Corp.	3.625	12-01-27	400,000	425,186
United Rentals North America, Inc.	3.750	01-15-32	121,000	120,710
Transportation infrastructure 0.3%
Aeropuerto Internacional de Tocumen SA (C)	4.000	08-11-41	18,000	18,075
DP World PLC (C)	6.850	07-02-37	55,000	72,463
DP World Salaam (6.000% to 10-1-25, then 5 Year CMT + 5.750%) (F)	6.000	10-01-25	216,000	235,980
Information technology 1.9%				2,405,796
Communications equipment 0.1%
Plantronics, Inc. (C)	4.750	03-01-29	167,000	153,223
Electronic equipment, instruments and components 0.3%
Flex, Ltd.	4.875	06-15-29	300,000	341,080
IT services 0.5%
Fidelity National Information Services, Inc.	1.150	03-01-26	200,000	195,998
Rackspace Technology Global, Inc. (C)	3.500	02-15-28	30,000	28,661
The Western Union Company	2.850	01-10-25	400,000	416,356
Semiconductors and semiconductor equipment 0.7%
Broadcom, Inc. (C)	3.187	11-15-36	375,000	368,641
TSMC Global, Ltd. (C)	1.000	09-28-27	500,000	474,705
Software 0.3%
salesforce.com, Inc.	2.700	07-15-41	425,000	427,132
Materials 1.7%				2,102,347
Chemicals 0.7%
Huntsman International LLC	2.950	06-15-31	425,000	433,648
Nutrien, Ltd.	3.950	05-13-50	300,000	351,711
Orbia Advance Corp SAB de CV (C)	6.750	09-19-42	38,000	50,018
Unifrax Escrow Issuer Corp. (C)	5.250	09-30-28	17,000	16,958
WR Grace Holdings LLC (C)	5.625	08-15-29	25,000	25,219
Construction materials 0.4%
Martin Marietta Materials, Inc.	2.400	07-15-31	425,000	424,675
White Cap Buyer LLC (C)	6.875	10-15-28	118,000	121,835
Containers and packaging 0.1%
Graham Packaging Company, Inc. (C)	7.125	08-15-28	76,000	78,184
Metals and mining 0.4%
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	117,000	121,095
Indonesia Asahan Aluminium Persero PT (C)	5.800	05-15-50	77,000	90,090
Rio Tinto Finance USA, Ltd.	2.750	11-02-51	325,000	323,295
Paper and forest products 0.1%
Mercer International, Inc.	5.125	02-01-29	66,000	65,619
Real estate 1.4%				1,775,646
Equity real estate investment trusts 1.3%
Boston Properties LP	2.450	10-01-33	325,000	314,664
Equinix, Inc.	2.150	07-15-30	450,000	438,341
MGM Growth Properties Operating Partnership LP	5.750	02-01-27	66,000	75,240
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Office Properties Income Trust	2.650	06-15-26	400,000	$399,758
WEA Finance LLC (C)	2.875	01-15-27	425,000	438,095
Real estate management and development 0.1%
Mattamy Group Corp. (C)	4.625	03-01-30	108,000	109,548
Utilities 2.0%				2,570,431
Electric utilities 1.8%
Appalachian Power Company	3.700	05-01-50	400,000	441,979
Electricite de France SA (C)	4.500	09-21-28	375,000	430,461
Eskom Holdings SOC, Ltd. (C)	7.125	02-11-25	11,000	11,440
Eskom Holdings SOC, Ltd. (C)	8.450	08-10-28	238,000	260,705
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	425,000	424,452
Puget Energy, Inc.	2.379	06-15-28	150,000	148,425
Vistra Operations Company LLC (C)	3.550	07-15-24	400,000	416,783
Vistra Operations Company LLC (C)	5.000	07-31-27	131,000	134,275
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	13,000	13,405
Aydem Yenilenebilir Enerji AS (C)	7.750	02-02-27	47,000	44,636
Calpine Corp. (C)	4.500	02-15-28	109,000	110,418
Minejesa Capital BV (C)	4.625	08-10-30	28,000	28,840
Minejesa Capital BV (C)	5.625	08-10-37	21,000	22,234

Mong Duong Finance Holdings BV (C)	5.125	05-07-29	83,000	82,378
Term loans (G) 12.7%				$16,086,732
(Cost $16,260,296)
Communication services 2.3%				2,900,646
Diversified telecommunication services 1.2%
Cogeco Financing 2 LP, 2021 Incremental Term Loan B (1 month LIBOR + 2.500%)	3.000	09-01-28	150,000	148,970
Consolidated Communications, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.250	10-02-27	162,852	162,815
Intelsat Jackson Holdings SA, 2017 Term Loan B3 (E)	0.000	11-27-23	835,000	841,956
Iridium Satellite LLC, 2021 Term Loan B2 (1 month LIBOR + 2.500%)	3.250	11-04-26	151,415	151,510
Radiate Holdco LLC, 2020 Term Loan (1 month LIBOR + 3.500%)	4.250	09-25-26	198,900	198,313
Interactive media and services 0.2%
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%)	4.750	09-13-24	304,959	305,468
Media 0.8%
Altice France SA, USD Term Loan B11 (3 month LIBOR + 2.750%)	2.879	07-31-25	262,679	258,027
CSC Holdings LLC, 2017 Term Loan B1 (1 month LIBOR + 2.250%)	2.340	07-17-25	306,649	299,271
Terrier Media Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%)	3.587	12-17-26	261,822	260,709
Univision Communications, Inc., 2021 Term Loan B (H)	TBD	05-05-28	125,000	124,824
Wireless telecommunication services 0.1%
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%)	3.750	11-12-27	148,875	148,783
Consumer discretionary 2.0%				2,531,045
Auto components 0.1%
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%)	3.337	04-30-26	201,107	199,765
Diversified consumer services 0.2%
WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	4.000	04-13-28	204,488	201,931
Hotels, restaurants and leisure 0.8%
Alterra Mountain Company, 2021 Series B-2 Consenting Term Loan (1 month LIBOR + 3.500%)	4.000	08-17-28	262,679	261,957
14	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Carnival Corp., USD Term Loan B (1 month LIBOR + 3.000%)	3.750	06-30-25	164,169	$163,862
Great Canadian Gaming Corp., 2021 Term Loan (3 month LIBOR + 4.000%)	4.129	11-01-26	160,000	160,720
Motion Finco LLC, Delayed Draw Term Loan B2 (3 month LIBOR + 3.250%)	3.382	11-12-26	27,475	26,715
Motion Finco LLC, USD Term Loan B1 (3 month LIBOR + 3.250%)	3.382	11-12-26	209,045	203,263
Stars Group Holdings BV, 2018 USD Incremental Term Loan (3 month LIBOR + 2.250%)	2.382	07-21-26	185,000	184,271
Household durables 0.1%
Weber-Stephen Products LLC, Term Loan B (1 and 6 month LIBOR + 3.250%)	4.000	10-30-27	126,545	126,756
Leisure products 0.2%
Hayward Industries, Inc., 2021 Term Loan (1 month LIBOR + 2.500%)	3.000	05-12-28	284,288	283,341
Specialty retail 0.6%
Great Outdoors Group LLC, 2021 Term Loan B (3 month LIBOR + 4.250%)	5.000	03-06-28	306,817	307,520
Harbor Freight Tools USA, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%)	3.250	10-19-27	152,333	151,745
PetSmart, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	4.500	02-11-28	149,625	149,679
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%)	5.000	04-15-28	109,725	109,520
Consumer staples 1.5%				1,859,232
Beverages 0.3%
City Brewing Company LLC, Closing Date Term Loan (3 month LIBOR + 3.500%)	4.250	04-05-28	275,000	271,736
Refresco Holding BV, USD Term Loan B3 (3 month LIBOR + 2.750%)	2.874	03-28-25	122,503	121,699
Food and staples retailing 0.1%
Shearer’s Foods LLC, 2021 Term Loan (3 month LIBOR + 3.500%)	4.250	09-23-27	152,348	152,177
Food products 0.6%
Chobani LLC, 2020 Term Loan B (1 month LIBOR + 3.500%)	4.500	10-20-27	167,084	167,114
Hostess Brands LLC, 2019 Term Loan (1, 2, and 3 month LIBOR + 2.250%)	3.000	08-03-25	303,901	303,175
Total Produce USA Holdings Inc., 2021 Term Loan B (1 month LIBOR + 2.000%)	2.089	08-03-28	115,000	114,856
Upfield USA Corp., 2018 USD Term Loan B2 (6 month LIBOR + 3.000%)	3.160	07-02-25	153,287	149,711
Personal products 0.5%
Revlon Consumer Products Corp., 2016 Term Loan B (3 month LIBOR + 3.500%)	4.250	09-07-23	394,861	228,360
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%)	4.500	10-01-26	349,833	350,404
Energy 0.6%				735,919
Energy equipment and services 0.3%
ChampionX Corp., 2018 1st Lien Term Loan (1 month LIBOR + 2.500%)	2.625	05-09-25	151,368	150,232
Covia Holdings Corp., 2020 PIK Take Back Term Loan (3 month LIBOR + 4.000%)	5.000	07-31-26	177,568	176,680
Oil, gas and consumable fuels 0.3%
Buckeye Partners LP, 2021 Term Loan B (1 month LIBOR + 2.250%)	2.334	11-01-26	260,934	259,598
Prairie ECI Acquiror LP, Term Loan B (1 month LIBOR + 4.750%)	4.837	03-11-26	154,767	149,409
Financials 0.5%				622,709
Insurance 0.5%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%)	3.632	02-15-27	153,829	151,675
Alliant Holdings Intermediate LLC, 2020 Term Loan B3 (1 month LIBOR + 3.750%)	4.250	11-05-27	49,769	49,670
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Alliant Holdings Intermediate LLC, 2021 Term Loan B3 (H)	TBD	11-06-27	50,000	$49,965
Asurion LLC, 2018 Term Loan B7 (1 month LIBOR + 3.000%)	3.087	11-03-24	109,434	108,580
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%)	3.337	12-23-26	659	652
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month LIBOR + 5.250%)	5.337	01-20-29	110,000	109,473
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.000%)	3.750	09-01-27	152,656	152,694
Health care 1.3%				1,642,318
Health care providers and services 0.5%
Air Methods Corp., 2017 Term Loan B (3 month LIBOR + 3.500%)	4.500	04-22-24	165,877	157,998
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	3.837	10-10-25	391,085	322,810
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	3.750	02-06-24	203,299	193,642
Life sciences tools and services 0.2%
PPD, Inc., Initial Term Loan (1 month LIBOR + 2.000%)	2.500	01-13-28	228,850	228,314
Pharmaceuticals 0.6%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3 (1 month LIBOR + 2.000%)	2.500	02-22-28	152,509	152,547
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (3 month LIBOR + 5.000%)	5.750	03-27-28	186,446	181,526
IQVIA, Inc., 2017 USD Term Loan B2 (1 month LIBOR + 1.750%)	1.837	01-17-25	140,970	140,706
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.000	05-05-28	94,763	94,881
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	3.500	06-02-28	169,575	169,894
Industrials 2.2%				2,800,002
Building products 0.2%
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%)	3.750	04-12-28	196,593	196,200
Commercial services and supplies 1.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (3 month LIBOR + 3.750%)	4.250	05-12-28	201,877	201,752
Camelot US Acquisition LLC, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%)	4.000	10-30-26	302,713	303,167
Intrado Corp., 2017 Term Loan (3 month LIBOR + 4.000%)	5.000	10-10-24	209,455	205,648
MHI Holdings LLC, Term Loan B (1 month LIBOR + 5.000%)	5.087	09-21-26	197,733	198,821
TruGreen LP, 2020 Term Loan (1 month LIBOR + 4.000%)	4.750	11-02-27	302,713	302,713
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (3 month LIBOR + 2.750%)	3.250	03-24-28	129,675	129,675
Machinery 0.6%
Alliance Laundry Systems LLC, Term Loan B (3 month LIBOR + 3.500%)	4.250	10-08-27	147,268	147,530
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.750%)	3.250	06-07-28	88,766	88,489
Gates Global LLC, 2021 Term Loan B3 (1 month LIBOR + 2.500%)	3.250	03-31-27	134,503	134,111
Lummus Technology Holdings V LLC, 2021 Term Loan (1 month LIBOR + 3.500%)	3.587	06-30-27	234,483	233,735
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.587	10-23-25	211,162	210,194
Professional services 0.3%
Creative Artists Agency LLC, 2019 Term Loan B (1 month LIBOR + 3.750%)	3.837	11-27-26	232,509	231,165
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%)	3.338	02-06-26	217,774	216,802
Information technology 1.7%				2,190,259
Communications equipment 0.2%
CommScope, Inc., 2019 Term Loan B (1 month LIBOR + 3.250%)	3.337	04-06-26	150,804	148,683
Plantronics, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	2.587	07-02-25	140,734	136,907
16	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components 0.4%
CPI International, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	07-26-24	230,476	$230,188
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	02-28-25	161,296	155,812
Robertshaw US Holding Corp., 2018 2nd Lien Term Loan (1 month LIBOR + 8.000%)	9.000	02-28-26	180,000	149,999
Software 0.8%
Cornerstone OnDemand, Inc., 2021 Term Loan (3 month LIBOR + 3.750%)	4.250	10-16-28	100,000	99,775
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan (3 month LIBOR + 5.000%)	5.750	07-27-28	150,000	148,875
Sophia LP, 2020 1st Lien Term Loan (3 month LIBOR + 3.500%)	4.250	10-07-27	228,275	228,357
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%)	3.837	05-04-26	318,300	318,644
Xperi Holding Corp., 2020 Term Loan B (1 month LIBOR + 3.500%)	3.587	06-02-25	145,275	144,833
Technology hardware, storage and peripherals 0.3%
Dell International LLC, 2021 Term Loan B (1 month LIBOR + 1.750%)	2.000	09-19-25	198,109	197,956
TierPoint LLC, 2021 Term Loan (1 month LIBOR + 3.750%)	4.500	05-05-26	230,066	230,230
Materials 0.6%				804,602
Chemicals 0.4%
Eco Services Operations Corp., 2021 Term Loan B (3 month LIBOR + 2.750%)	3.250	06-09-28	144,638	144,379
Ferro Corp., 2018 USD Term Loan B1 (3 month LIBOR + 2.250%)	2.382	02-14-24	116,237	116,019
INEOS US Petrochem LLC, 2021 USD Term Loan B (1 month LIBOR + 2.750%)	3.250	01-29-26	274,313	274,313
Construction materials 0.2%

White Cap Buyer LLC, Term Loan B (1 month LIBOR + 4.000%)	4.500	10-19-27	269,371	269,891

Collateralized mortgage obligations 14.6%				$18,494,261
(Cost $18,257,999)
Commercial and residential 14.4%				18,276,735
BB-UBS Trust
Series 2012-TFT, Class A (C)	2.892	06-05-30	417,960	418,308
BX Commercial Mortgage Trust
Series 2019-IMC, Class B (1 month LIBOR + 1.300%) (B)(C)	1.406	04-15-34	1,440,000	1,436,393
Series 2020-BXLP, Class B (1 month LIBOR + 1.000%) (B)(C)	1.106	12-15-36	1,280,393	1,278,383
CG-CCRE Commercial Mortgage Trust
Series 2014-FL2, Class A (1 month LIBOR + 1.854%) (B)(C)	1.960	11-15-31	1,194,318	1,173,710
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class C (C)(I)	4.584	10-15-45	200,000	172,407
IndyMac INDA Mortgage Loan Trust
Series 2005-AR2, Class 1A1 (I)	2.860	01-25-36	433,560	396,759
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-MARG, Class A (1 month LIBOR + 1.100%) (B)(C)	1.206	05-15-34	2,250,000	2,251,564
Key Commercial Mortgage Securities Trust
Series 2019-S2, Class A1 (C)	2.656	06-15-52	2,616,367	2,680,564
Morgan Stanley Bank of America Merrill Trust
Series 2013-C10, Class D (C)(I)	4.217	07-15-46	400,000	214,846
Series 2013-C12, Class F (C)	3.709	10-15-46	500,000	242,775
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class A (1 month LIBOR + 0.950%) (B)(C)	2.450	12-15-36	2,200,000	2,208,905
MSCG Trust
Series 2018-SELF, Class A (1 month LIBOR + 0.900%) (B)(C)	1.006	10-15-37	1,275,000	1,274,597
MTRO Commercial Mortgage Trust
Series 2019-TECH, Class A (1 month LIBOR + 0.900%) (B)(C)	1.006	12-15-33	2,375,000	2,372,101
RBS Commercial Funding, Inc. Trust
Series 2013-GSP, Class A (C)(I)	3.834	01-15-32	1,150,000	1,200,600
Verus Securitization Trust
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-3, Class A1 (C)(I)	1.046	06-25-66	577,241	$574,433
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class A1A (1 month LIBOR + 0.640%) (B)	0.749	01-25-45	379,394	380,390
U.S. Government Agency 0.2%				217,526
Federal Home Loan Mortgage Corp.
Series 2015-SC02, Class 1A	3.000	09-25-45	57,082	57,310

Series 4013, Class DK	3.000	02-15-31	157,782	160,216
Asset backed securities 3.3%				$4,181,875
(Cost $4,140,958)
Asset backed securities 3.3%				4,181,875
Aqua Finance Trust
Series 2019-A, Class A (C)	3.140	07-16-40	781,074	797,652
Drive Auto Receivables Trust
Series 2019-1, Class C	3.780	04-15-25	122,058	122,573
Invitation Homes Trust
Series 2018-SFR3, Class A (1 month LIBOR + 1.000%) (B)(C)	1.108	07-17-37	812,294	812,610
SMB Private Education Loan Trust
Series 2015-B, Class A3 (1 month LIBOR + 1.750%) (B)(C)	1.856	05-17-32	900,000	910,106
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (B)(C)	0.856	10-15-35	412,828	414,362
SoFi Professional Loan Program LLC
Series 2016-C, Class A1 (1 month LIBOR + 1.100%) (B)(C)	1.209	10-27-36	271,710	272,613
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) (B)(C)	1.059	01-25-39	155,207	155,913
Towd Point Mortgage Trust
Series 2018-4, Class A1 (C)(I)	3.000	06-25-58	675,993	696,046

	Shares	Value
Common stocks 0.0%		$8,716
(Cost $98,263)
Energy 0.0%		8,716
Energy equipment and services 0.0%
Paragon Offshore PLC, Litigation Trust A (J)(K)	2,695	270
Paragon Offshore PLC, Litigation Trust B (J)(K)	1,348	8,444
Oil, gas and consumable fuels 0.0%
Southcross Holdings LP, Class A (J)(K)	246	2

	Par value^	Value
Escrow certificates 0.0%		$46
(Cost $491,686)
Alta Mesa Holdings LP (J)(K)	460,000	46
Texas Competitive Electric Holdings Company LLC (J)(K)	10,820,544	0

	Yield (%)	Shares	Value
Short-term investments 7.3%			$9,304,583
(Cost $9,304,583)
Short-term funds 7.3%			9,304,583
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.0101(L)	9,304,583	9,304,583

Total investments (Cost $112,108,377) 88.0%	$111,356,027
Other assets and liabilities, net 12.0%	15,126,706
Total net assets 100.0%	$126,482,733

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
18	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $42,526,655 or 33.6% of the fund’s net assets as of 10-31-21.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(K)	Non-income producing security.
(L)	The rate shown is the annualized seven-day yield as of 10-31-21.
The fund had the following country composition as a percentage of net assets on 10-31-21:
United States	77.2%
United Kingdom	1.4%
Luxembourg	1.4%
Mexico	1.1%
France	1.0%
Indonesia	1.0%
Other countries	16.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	19

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Ultra U.S. Treasury Bond Futures	50	Short	Dec 2021	$(9,980,670)	$(9,820,313)	$160,357
						$160,357
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	920,000	USD	672,373	JPM	11/12/2021	$19,728	—
AUD	800,000	USD	593,627	JPM	11/18/2021	8,213	—
CNY	560,000	USD	87,099	HSBC	1/14/2022	—	$(250)
CZK	593,452	USD	27,148	CITI	12/10/2021	—	(463)
CZK	1,393,750	USD	63,764	GSI	12/10/2021	—	(1,094)
CZK	969,792	USD	44,359	JPM	12/10/2021	—	(752)
EUR	2,310,000	USD	2,672,623	JPM	11/12/2021	—	(1,745)
EUR	11,000	USD	12,783	JPM	1/28/2022	—	(39)
HUF	11,044,998	USD	35,475	CITI	12/10/2021	—	(50)
HUF	49,224,150	USD	158,366	GSI	12/10/2021	—	(486)
JPY	36,850,000	USD	324,601	GSI	11/12/2021	—	(1,263)
JPY	100,000,000	USD	897,183	JPM	11/12/2021	—	(19,738)
JPY	119,864,000	USD	1,048,866	JPM	11/18/2021	2,917	—
MXN	300,000	USD	14,509	GSI	12/22/2021	—	(48)
PLN	569,266	USD	143,947	GSI	12/10/2021	—	(1,377)
PLN	414,000	USD	104,964	JPM	12/10/2021	—	(1,280)
RON	366,000	USD	85,520	CITI	11/12/2021	—	(71)
RSD	5,500,000	USD	55,055	GSI	11/8/2021	—	(974)
RUB	3,291,725	USD	44,992	GSI	11/12/2021	1,337	—
THB	2,413,000	USD	71,935	CITI	11/19/2021	772	—
THB	3,775,255	USD	112,577	GSI	11/19/2021	1,178	—
THB	3,793,000	USD	113,065	JPM	11/19/2021	1,224	—
USD	687,110	AUD	920,000	GSI	11/12/2021	—	(4,990)
USD	599,014	AUD	800,000	GSI	11/18/2021	—	(2,826)
USD	236,702	CNY	1,533,000	HSBC	1/14/2022	—	(1,046)
USD	165,737	COP	625,178,000	CITI	12/17/2021	226	—
USD	54,018	CZK	1,200,000	GSI	12/10/2021	60	—
USD	536,477	EUR	457,285	JPM	1/28/2022	6,688	—
USD	35,435	HUF	11,044,998	CITI	12/10/2021	9	—
USD	157,771	HUF	49,224,150	GSI	12/10/2021	—	(109)
USD	40,155	MXN	818,000	GSI	12/22/2021	725	—
USD	10,094	PLN	40,000	JPM	12/10/2021	76	—
USD	155,711	RON	651,410	CITI	11/12/2021	3,630	—
USD	24,293	RON	101,590	JPM	11/12/2021	576	—
USD	107,999	THB	3,592,000	JPM	11/19/2021	—	(234)
USD	110,595	ZAR	1,666,664	GSI	12/17/2021	2,094	—
						$49,453	$(38,835)
20	JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.IG.37	11,700,000	USD	$11,700,000	1.000%	Quarterly	Dec 2026	$(267,156)	$(24,878)	$(292,034)
				$11,700,000				$(267,156)	$(24,878)	$(292,034)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.36	1.853%	1,550,000	USD	$1,550,000	1.000%	Quarterly	Dec 2026	$(62,747)	$1,808	$(60,939)
Centrally cleared	CDX.NA.HY.37	3.061%	14,475,000	USD	14,475,000	5.000%	Quarterly	Dec 2026	1,303,146	62,001	1,365,147
					$16,025,000				$1,240,399	$63,809	$1,304,208

Derivatives Currency Abbreviations
AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND	21

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2021, by major security category or type:
	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$1,655,834	—	$1,655,834	—
Foreign government obligations	15,614,794	—	15,614,794	—
Corporate bonds	46,009,186	—	46,009,186	—
Term loans	16,086,732	—	16,086,732	—
Collateralized mortgage obligations	18,494,261	—	18,494,261	—
Asset backed securities	4,181,875	—	4,181,875	—
Common stocks	8,716	—	—	$8,716
Escrow certificates	46	—	—	46
Short-term investments	9,304,583	$9,304,583	—	—
Total investments in securities	$111,356,027	$9,304,583	$102,042,682	$8,762
Derivatives:
Assets
Futures	$160,357	$160,357	—	—
Forward foreign currency contracts	49,453	—	$49,453	—
Swap contracts	1,365,147	—	1,365,147	—
Liabilities
Forward foreign currency contracts	(38,835)	—	(38,835)	—
Swap contracts	(352,973)	—	(352,973)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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